U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
Milwaukee, WI 53202

December 10, 2019

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Manager Directed Portfolios (the “Trust”)
Securities Act Registration No: 333-133691
Investment Company Act Registration No: 811-21897
iM DBi Hedge Strategy ETF (S000066474)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, iM DBi Hedge Strategy ETF, (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated December 8, 2019 and filed electronically as Post-Effective Amendment No. 87 to the Fund’s Registration Statement on Form N-1A on December 8, 2019.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6316.

Very truly yours,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Assistant Vice President
For U.S. Bank Global Fund Services

Enclosures